UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	June 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.1% (3.5% of Total Investments)
$ 880	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 905,238
	2002, 5.375%, 5/15/33
2,890	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%,	6/11 at 101.00	BBB	2,957,135
	6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%,	6/13 at 100.00	BBB	1,045,180
	6/01/33
1,475	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	BBB	1,543,219

	Education and Civic Organizations - 14.1% (9.6% of Total Investments)
25	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	26,311
	History, Series 1997A, 5.650%, 4/01/22 - MBIA Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series	7/12 at 100.00	AAA	4,261,160
	2001D, 5.125%, 7/01/31 - AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,120,120
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	4,513,760
	Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A,	No Opt. Call	AAA	3,991,423
	6.000%, 7/01/18 - MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	1,348,813
	Series 1998, 5.000%, 7/01/21 - MBIA Insured
260	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	306,634
	2005A, 5.500%, 7/01/18 - FGIC Insured
2,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	7/10 at 101.00	AAA	2,287,520
	Refunding Bonds, City University System, Series 2000A, 6.125%, 7/01/13 - AMBAC Insured

	Healthcare - 23.0% (15.6% of Total Investments)
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	768,570
	2002A, 5.500%, 2/15/17 - FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
1,500	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,650,045
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,100,030
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York	2/08 at 101.00	AAA	2,041,620
	and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
1,640	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	1,833,930
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	1,861,999
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	641,820
	Series 2003B, 5.500%, 7/01/23
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital	8/09 at 101.00	AAA	10,729,922
	Medical Center of Queens, Series 1999, 5.600%, 2/15/39 - AMBAC Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	184,474
	Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 - MBIA Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of	7/09 at 101.00	AAA	2,227,756
	Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured
2,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Bonds, Bronx Lebanon	2/08 at 101.50	AAA	2,668,050
	Hospital, Series 1998E, 5.200%, 2/15/15 - MBIA Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,490,524
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series
	2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	789,192
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,118,035

	Housing/Multifamily - 5.5% (3.7% of Total Investments)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series
	2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,852,367
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,433,286
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,085,600
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,631,895

	Housing/Single Family - 0.0% (0.0% of Total Investments)
60	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Fourth Series, 5.875%, 10/01/15	7/10 at 100.00	AAA	61,124
	(Alternative Minimum Tax) - MBIA Insured

	Tax Obligation/General - 12.9% (8.8% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 - MBIA Insured	11/12 at 100.00	AAA	1,669,634
2,375	5.375%, 11/15/20 - MBIA Insured	11/12 at 100.00	AAA	2,631,215
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding Bonds,	4/12 at 101.00	Aaa	1,388,093
	Series 2002A, 5.375%, 4/01/17 - FSA Insured
200	Nassau County, New York, General Obligation Improvement Bonds, Series 1997X, 5.100%, 11/01/16 -	11/07 at 102.00	AAA	214,272
	AMBAC Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 - FGIC	3/11 at 101.00	AAA	3,304,110
	Insured
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 - FSA	3/12 at 100.00	AAA	3,480,847
	Insured
525	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	583,139
	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
1,150	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	1,273,660
1,150	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	1,267,622
525	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA	8/15 at 100.00	AAA	579,443
	Insured

	Tax Obligation/Limited - 36.7% (24.8% of Total Investments)
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/12 at 100.00	AAA	451,940
	School District, Series 2003, 5.750%, 5/01/20 - FSA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	4,267,120
	2002A, 5.000%, 7/01/25 - FGIC Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	2,495,573
	11/15/25 - FSA Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A,	No Opt. Call	AAA	1,092,850
	5.000%, 11/15/18 - AMBAC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	11/11 at 101.00	AAA	5,569,150
	2002B, 5.250%, 5/01/16 - MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	1,095,160
	2003C, 5.250%, 8/01/21 - AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	541,115
	2004C, 5.000%, 2/01/19 - XLCA Insured
250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/08 at 101.00	AAA	268,360
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	237,103
	Facilities, Series 1999D, 5.250%, 2/15/29 - FSA Insured
1,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1998A, 5.000%,	10/08 at 101.00	AAA	1,068,800
	4/01/15 - FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	3,295,260
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.000%,	4/12 at 100.00	AAA	5,357,200
	4/01/22 - FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	1,105,000
	2003A, 5.250%, 4/01/23 - MBIA Insured
640	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	715,373
	4/01/12 - AMBAC Insured
1,200	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	1,311,348
	3/15/20 (WI, settling 7/14/05) - FSA Insured
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series	No Opt. Call	AAA	10,328,944
	1995, 5.700%, 4/01/20 - FSA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	540,675
1,400	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,511,622
1,040	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,124,604
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	2,090,247
1,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	1,092,970
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	831,870
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

	Transportation - 11.1% (7.6% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002A:
2,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	2,177,020
4,000	5.000%, 11/15/25 - FGIC Insured	11/12 at 100.00	AAA	4,269,960
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,346,975
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	91,746
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fourth	8/08 at 101.00	AAA	4,221,560
	2001, 5.000%, 8/01/11 (Alternative Minimum Tax) - FGIC Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series	6/15 at 101.00	AAA	1,077,280
	2005, 5.000%, 12/01/28 (DD, settling 7/01/05) - XLCA Insured
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	928,762
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 - MBIA Insured

	U.S. Guaranteed *** - 17.3% (11.8% of Total Investments)
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,	11/10 at 100.00	AAA	1,116,790
	5.375%, 11/15/17 (Pre-refunded to 11/15/10) - MBIA Insured
135	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	164,876
	County Issue, Series 1986, 7.375%, 7/01/16
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	2,150,720
	City University System, Series 1997-1, 5.125%, 7/01/27 (Pre-refunded to 1/01/08) - MBIA Insured
2,780	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	3,050,605
	Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) - FSA Insured
935	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A,	No Opt. Call	AAA	1,107,358
	8.000%, 5/01/11
4,750	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	5,316,580
	Facilities, Series 2002A, 5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured
3,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AA***	3,351,210
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded to 3/15/12)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,147,940
1,500	5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,721,910
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	2,846,045
	10/01/40

	Utilities - 16.7% (11.3% of Total Investments)
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	1,056,880
	5.125%, 12/01/22 - FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
5,000	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	5,269,300
2,715	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,938,852
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/08 at 102.00	AAA	5,353,700
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 - AMBAC Insured
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	5,429,850
	Insured
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery	7/07 at 101.00	BBB	1,132,946
	Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

	Water and Sewer - 4.9% (3.3% of Total Investments)
2,665	Albany Municipal Water Finance Authority, New York, Second Resolution Revenue Bonds, Series 2003A,	6/08 at 100.00	AAA	2,831,722
	5.250%, 12/01/18 - MBIA Insured
2,170	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	2,370,743
	Fiscal Series 2001A, 5.500%, 6/15/33
1,000	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2003A,	7/06 at 100.00	AAA	1,026,390
	5.500%, 7/15/24 - MBIA Insured

$ 170,590	Total Long-Term Investments (cost $173,877,829) - 147.3%			186,758,791

	Other Assets Less Liabilities - 0.8%			1,058,643

	Preferred Shares, at Liquidation Value - (48.1)%			(61,000,000)

	Net Assets Applicable to Common Shares - 100%			$126,817,434

	At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio
	Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's net assets
	(including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either
	backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also
	ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of
	investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged
	to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At June 30, 2005, the cost of investments was $173,835,968

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation			$12,967,639
	Depreciation			(44,816)

	Net unrealized appreciation of investments			$12,922,823

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.